Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun. 30, 2013
Entity Registrant Name	PHARMATHENE, INC
Entity Central Index Key	0001326190
Entity Filer Category	Accelerated Filer